LOAN FROM A FORMER RELATED COMPANY (Tables)	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Schedule of loan from former related company

	As of March 31,
	2024	2025
	HK$’000	HK$’000

Loan from a former related company[1]	150	150